Cash and cash equivalents	6 Months Ended
Dec. 31, 2022
Cash and cash equivalents [Abstract]
Cash and cash equivalents
Note 6. Cash and cash equivalents

	31 Dec 2022	30 June 2022
	$'000	$'000

Current assets
Cash at bank	40,661	109,970

Cash at bank includes $1,258,000 of monies held by the Non-Recourse SPVs as at 31 December 2022 which is not expected to be recoverable by the Group. A provision has been recognized for these amounts at 31 December 2022, see note 13 for further details.